Business Combination - Schedule of Summarizes the Consideration Transferred to Acquiring of Acquisition (Details)	12 Months Ended
	Mar. 31, 2025 USD ($)
Acquisition of Starry [Member]
Business Combination [Line Items]
Share issuance	$ 564,546	[1]
Total consideration at fair value	564,546
Acquisition of Martiangear [Member]
Business Combination [Line Items]
Share issuance	687,348	[2]
Cash consideration	148,000
Total consideration at fair value	835,348
Acquisition of 2Game [Member]
Business Combination [Line Items]
Cash consideration	6,550
Contingent consideration for acquisition	3,360,848	[3]
Total consideration at fair value	$ 3,367,398

[1]	The fair value of Titan’s share issuance on April 12, 2023 were estimated by applying discounted cash flow approach which considers the present value of Titan Digital’s future after-tax cash flows using a 14.0% discount rate.
[2]	The fair value of the Company’s share issuance on July 25, 2023 were estimated by applying discounted cash flow approach which considers the present value of the Company’s future after-tax cash flows using a 14.0% discount rate.
[3]	As of the acquisition date of 2Game, the fair value of the contingent consideration for acquisition was determined to be $3,360,848, which included around $55,000 outperformance consideration. Subsequently, the change of fair value of the contingent consideration for acquisition was amounted to a loss $545,428, $272,029 and $932,152 for the years ended March 31, 2025, 2024 and 2023, respectively. As March 31, 2025, the fair value of contingent consideration for acquisition was amounted to $1,121,006. As of March 31, 2024, the fair value of contingent consideration for acquisition amounted to $3,697,000, of which $2,319,000 and $1,378,000 were recognized at current and non-current portion at the consolidated balance sheets, respectively. The fair value of the contingent consideration as of March 31, 2024 and 2023 were estimated by applying income approach which considers the present value of the expected future payment, discounted using a risk-adjusted discount rate of 5.3%, as of March 31, 2025, 2024 and 2023, which are not observable in the market (level 3 inputs).